Shareholders' equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Shareholders’ equity	Shareholders’ equity
Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2023, 759,344,092 shares of common stock were outstanding.
In July 2023, our Board of Directors approved a 14% increase in the quarterly cash dividend on common stock, from $0.37 to $0.42 per share.

Common stock repurchase program

In January 2023, we announced a share repurchase program approved by our Board of Directors providing for the repurchase of up to $5.0 billion of common shares beginning Jan. 1, 2023. This new share repurchase plan replaced all previously authorized share repurchase plans.

In 2023, we repurchased 55.8 million common shares at an average price of $46.66 per common share for a total of $2.6 billion.

Share repurchases may be executed through open market repurchases, in privately negotiated transactions or by other means, including through repurchase plans designed to comply with Rule 10b5-1 and other derivative, accelerated share repurchase and other structured transactions.
Preferred stock

The Parent has 100 million authorized shares of preferred stock with a par value of $0.01 per share. The following table summarizes the Parent’s preferred stock issued and outstanding at Dec. 31, 2023 and Dec. 31, 2022.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
	Per annum dividend rate (c)
Series A	Greater of (i) SOFR plus 0.565% and (ii) 4.000%	5,001	5,001	$500	$500
Series D	SOFR plus 2.46%	—	5,000	—	494
Series F	4.625% to but excluding Sept. 20, 2026, then SOFR plus 3.131%	10,000	10,000	990	990
Series G	4.700% to but excluding Sept. 20, 2025, then a floating rate equal to the five-year treasury rate plus 4.358%	10,000	10,000	990	990
Series H	3.700% to but excluding March 20, 2026, then a floating rate equal to the five-year treasury rate plus 3.352%	5,825	5,825	576	577
Series I	3.750% to but excluding Dec. 20, 2026, then a floating rate equal to the five-year treasury rate plus 2.630%	13,000	13,000	1,287	1,287
Total		43,826	48,826	$4,343	$4,838
(a)    All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.
(b)    The carrying value of the Series D, Series F, Series G, Series H and Series I preferred stock is recorded net of issuance costs.
(c)    References to SOFR are to a floating rate equal to the three-month CME Term SOFR (plus a spread adjustment of 0.26161% per annum).

Holders of the Series A preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20, June 20, September 20 and December 20. Holders of the Series F preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20 and September 20, to and including Sept. 20, 2026; and on each March 20, June 20, September 20 and December 20, from and including Dec. 20, 2026. Holders of the Series G preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20 and September 20. Holders of the Series H preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20, June 20, September 20 and December 20, commencing on March 20, 2021. Holders of the Series I preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20, June 20, September 20 and December 20, commencing on March 20, 2022.

BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of the Parent will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period (in the case of dividends) or most recently completed dividend period (in the case of repurchases) of the Series A preferred stock or the last preceding dividend period (in the case of dividends) or most recently completed dividend period (in the case of repurchases) of the Series F, Series G, Series H and Series I preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, a 100% owned financing subsidiary of the Parent, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. The Parent’s obligations under the trust and other agreements relating to Mellon Capital IV have the effect of providing a full and unconditional guarantee, on a subordinated basis, of payments due on the Normal Preferred Capital Securities. No other subsidiary of the Parent guarantees the securities of Mellon Capital IV. All of the outstanding shares of the Series F, Series G, Series H and Series I preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series F, Series G, Series H and Series I preferred stock to the holders of record of their respective depositary shares.
In December 2023, the Parent redeemed all outstanding shares of its Series D preferred stock, $100,000 liquidation preference per share. Deferred fees of approximately $10 million were realized as preferred stock dividends upon redemption.

In December 2021, the Parent redeemed all outstanding shares of its Series E preferred stock, $100,000 liquidation preference per share. Deferred fees of approximately $10 million were realized as preferred stock dividends upon redemption.

The table below presents the Parent’s preferred dividends.

Preferred dividends
(dollars in millions, except per share amounts)	Depositary shares per share		2023			2022		2021
			Per share	Total dividend		Per share	Total dividend	Per share	Total dividend
Series A	100	(a)	$5,866.23	$29		$4,088.49	$20	$4,044.44	$20
Series D	100		6,339.20	42	(b)	4,500.00	23	4,500.00	23
Series E	100		N/A	N/A		N/A	N/A	3,630.34	47	(c)
Series F	100		4,625.00	46		4,625.00	46	4,625.00	46
Series G	100		4,700.00	47		4,700.00	47	4,700.00	47
Series H	100		3,700.00	22		3,700.00	22	4,186.06	24
Series I	100		3,750.00	49		4,083.33	53	N/A	N/A
Total				$235			$211		$207
(a)    Represents Normal Preferred Capital Securities.
(b)    Includes deferred fees of approximately $10 million related to the redemption of the Series D preferred stock.
(c)    Includes deferred fees of approximately $10 million related to the redemption of the Series E preferred stock.
N/A – Not applicable.
The preferred stock is not subject to the operation of a sinking fund and is not convertible into, or exchangeable for, shares of our common stock or any other class or series of our other securities. We may redeem the Series A preferred stock, in whole or in part, at our option. We may also, at our option, redeem the shares of the Series F preferred stock on any dividend payment date, in whole or in part, on or after the dividend payment date in September 2026, the Series G preferred stock on any dividend payment date, in whole or in part, on or after the dividend payment date in September 2025, the Series H preferred stock on any dividend payment date, in whole or in part, on or after the dividend payment date in March 2026 and the Series I preferred stock on any dividend payment date, in whole or in part, on or after the dividend payment date in December 2026. The Series F, Series G, Series H or Series I preferred stock can be redeemed, in whole but not in part, at any time within 90 days following a regulatory capital treatment event. Redemption of the preferred stock is subject to the prior approval of the Federal Reserve.
Temporary equity

Temporary equity was $85 million at Dec. 31, 2023 and $109 million at Dec. 31, 2022. Temporary equity represents the redemption value recorded for redeemable noncontrolling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable.
Capital adequacy

Regulators establish certain levels of capital for bank holding companies (“BHCs”) and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our U.S. bank subsidiaries and BNY Mellon must, among other things, qualify as “well capitalized.” As of Dec. 31, 2023 and Dec. 31, 2022, BNY Mellon and our U.S. bank subsidiaries were “well capitalized.”
The regulatory capital ratios of our consolidated and largest bank subsidiary, The Bank of New York Mellon, are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2023	2022
Consolidated regulatory capital ratios:
Common Equity Tier 1 (“CET1”) ratio	11.5%	11.2%
Tier 1 capital ratio	14.2	14.1
Total capital ratio	15.0	14.9
Tier 1 leverage ratio	6.0	5.8
Supplementary leverage ratio (“SLR”) (b)	7.3	6.8

The Bank of New York Mellon regulatory capital ratios:
CET1 ratio	16.2%	15.6%
Tier 1 capital ratio	16.2	15.6
Total capital ratio	16.3	15.7
Tier 1 leverage ratio	6.6	6.2
SLR (b)	8.6	7.7
(a)    For our CET1, Tier 1 capital and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches. The Tier 1 leverage ratio is based on Tier 1 capital and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 capital and Total capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1 capital, Total capital and Tier 1 leverage ratios must be at least 6.5%, 8%, 10% and 5%, respectively.
(b)    The SLR is based on Tier 1 capital and total leverage exposure, which includes certain off-balance sheet exposures. For The Bank of New York Mellon to qualify as “well capitalized,” its SLR must be at least 6%.

Failure to satisfy regulatory standards, including “well capitalized” status or capital adequacy rules more generally, could result in limitations on our activities and adversely affect our financial condition. If a BHC such as BNY Mellon, or a bank such as The Bank of New York Mellon or BNY Mellon, N.A., fails to satisfy minimum capital requirements or qualify as “adequately capitalized,” regulatory sanctions and limitations will be imposed.

The following table presents our capital components and risk-weighted assets determined under the Standardized and Advanced Approaches, the average assets used for leverage capital purposes and leverage exposure used for SLR purposes.

Capital components and risk-weighted assets	Dec. 31,
(in millions)	2023	2022
CET1:
Common shareholders’ equity	$36,531	$35,896
Adjustments for:
Goodwill and intangible assets (a)	(17,253)	(17,210)
Net pension fund assets	(297)	(317)
Embedded goodwill	(275)	(279)
Deferred tax assets	(62)	(56)
Other	(6)	(2)
Total CET1	18,638	18,032
Other Tier 1 capital:
Preferred stock	4,343	4,838
Other	(14)	(14)
Total Tier 1 capital	$22,967	$22,856

Tier 2 capital:
Subordinated debt	$1,148	$1,248
Allowance for credit losses	414	291
Other	(11)	(11)
Total Tier 2 capital – Standardized Approach	1,551	1,528
Excess of expected credit losses	85	50
Less: Allowance for credit losses	414	291
Total Tier 2 capital – Advanced Approaches	$1,222	$1,287

Total capital:
Standardized Approach	$24,518	$24,384
Advanced Approaches	$24,189	$24,143

Risk-weighted assets:
Standardized Approach	$156,254	$159,096
Advanced Approaches:
Credit Risk	$87,299	$90,243
Market Risk	3,380	2,979
Operational Risk	70,925	68,450
Total Advanced Approaches	$161,604	$161,672

Average assets for Tier 1 leverage ratio	$383,899	$396,643
Total leverage exposure for SLR	$313,749	$336,049
(a)    Reduced by deferred tax liabilities associated with intangible assets and tax deductible goodwill.

The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under U.S. capital rules.

Capital above thresholds at Dec. 31, 2023
(in millions)	Consolidated	(a)	The Bank of New York Mellon
CET1	$4,902		$11,962	(a)
Tier 1 capital	6,807		10,017	(a)
Total capital	4,797		7,572	(a)
Tier 1 leverage ratio	7,611		5,158	(b)
SLR	7,280		6,286	(b)
(a)    Based on minimum required standards, with applicable buffers.
(b)    Based on well capitalized standards.